LEASES AND SIMILAR ARRANGEMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of recognised finance lease as assets by lessee [abstract]
Disclosure of leases [text block]

10) LEASES AND SIMILAR ARRANGEMENTS

a) Finance leases

The Atento Group holds the following assets under finance leases:

	Thousands of U.S. dollars
	Net carrying amount of asset
	2016	2017
Finance leases
Plant and machinery	2,386	1,847
Furniture, tools and other tangible assets	1,422	6,619
Software	-	6,796
Total	3,808	15,262

On April 25, 2017, Atento Brasil S.A. entered in a sale leaseback with HP Financial Services Arrendamento Mercantil S.A. in an amount of 23,615 thousand Brazilian Reais, equivalent to 7,139 thousand U.S. dollars as of December 31, 2017, which will be repaid in 36 monthly installments.

On July 24, 2017, Atento Brasil S.A. entered in a new sale leaseback with HP Financial Services Arrendamento Mercantil S.A. in an amount of 4,220 thousand Brazilian Reais, equivalent to 1,276 thousand U.S. dollars as of December 31, 2017, which will be repaid in 60 monthly installments.

On August 24, 2017, Atento Brasil S.A. entered in a new sale leaseback with HP Financial Services Arrendamento Mercantil S.A. in an amount of 4,570 thousand Brazilian Reais, equivalent to 1,381 thousand U.S. dollars as of December 31, 2017, which will be repaid in 60 monthly installments.

The assets acquired under finance leases are located in Brazil, Colombia and Peru. The present value of future finance lease payments is as follow:

	Thousands of U.S. dollars
	2016	2017
Up to 1 year (Note 17)	2,205	4,260
Between 1 and 5 years (Note 17)	1,431	6,238
Total	3,636	10,498